Investments - Schedule of Plan's Assets Measured at Fair Value Set Forth by Level, Within Fair Value Hierarchy (Details) - EBP 002 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	$ 158,799,694	$ 150,589,161
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	117,619,542	110,718,461
Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	109,720,978	103,727,606
Mutual Funds | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	109,720,978	103,727,606
Self-Directed Brokerage Account
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	6,780,406	5,670,436
Self-Directed Brokerage Account | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	6,780,406	5,670,436
Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	1,118,158	1,320,419
Common Stock | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	1,118,158	1,320,419
Collective Trust Measured at NAV
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	41,180,152	39,870,700
Collective Trust Measured at NAV | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	$ 0	$ 0